Other Payables and Accruals - Summary of Other Payables and Accruals (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Other Payables And Accruals [Abstract]
Accrued payroll	$ 17,382	$ 21,892
Accrued expense	106,467	127,390
Other payables	13,920	10,960
Payable for Collaboration Assets	24,518	22,852
Other tax payables	3,232	1,015
Total	$ 165,519	$ 184,109